Average Annual Total Returns - A C I Shares - JPMorgan Equity Focus Fund	Class A Life of Fund since	Class A 1 Year	Class A 5 Years	Class A Inception Date	Class A Return After Taxes on Distributions Life of Fund since	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Life of Fund since	Class C 1 Year	Class C 5 Years	Class I Life of Fund since	Class I 1 Year	Class I 5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	14.56%	23.52%	15.49%	Jul. 29, 2011	12.94%	19.72%	12.76%	11.84%	15.71%	11.88%	13.62%	16.75%	13.96%	13.78%	21.60%	14.62%	14.34%	18.40%	15.22%